Expense Example, No Redemption - Class A C Inst Inv R R6 Shares - Goldman Sachs US Equity ESG Fund - Class C Shares	Dec. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 182
3 Years	1,123
5 Years	2,073
10 Years	$ 4,487
Expense Example, No Redemption, By Year, Caption [Text]	Class C Shares – Assuming no redemption